Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,808,070
Previously Paid Amount	0.00
Total Fee Amount	1,630.69
Total Offset Amount	0.00
Net Fee	1,630.69
Narrative - Max Aggregate Offering Price	$ 11,808,070
Final Prospectus	true